Guarantor Statements - Cash Flow Statement (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from operating activities	€ 2,406	€ 2,185
Net cash flow from /(used in) investing activities	(1,441)	(460)
Net cash flow from/(used in) financing activities	(395)	138
Cash and cash equivalents at the beginning of the period	3,169	3,198
Effect of foreign exchange rates	72	(201)
Cash and cash equivalents at the end of the period	3,811	4,860
Unilever Capital Corporation Subsidiary Issuer [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from /(used in) investing activities	(1,336)	(3,470)
Net cash flow from/(used in) financing activities	1,340	3,465
Net increase/(decrease) in cash and cash equivalents	4	(5)
Effect of foreign exchange rates	7	5
Cash and cash equivalents at the end of the period	11
Unilever Parent Entities [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from operating activities	414	(14)
Net cash flow from /(used in) investing activities	(2,731)	(680)
Net cash flow from/(used in) financing activities	2,278	1,539
Net increase/(decrease) in cash and cash equivalents	(39)	845
Cash and cash equivalents at the beginning of the period	23	6
Effect of foreign exchange rates	18	(50)
Cash and cash equivalents at the end of the period	2	801
Unilever United States Inc Subsidiary Guarantor [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from operating activities	(13)	(16)
Net cash flow from /(used in) investing activities	(460)	(640)
Net cash flow from/(used in) financing activities	471	658
Net increase/(decrease) in cash and cash equivalents	(2)	2
Cash and cash equivalents at the beginning of the period	(1)	(2)
Cash and cash equivalents at the end of the period	(3)
Non-guarantor Subsidiaries [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from operating activities	2,005	2,215
Net cash flow from /(used in) investing activities	2,516	3,688
Net cash flow from/(used in) financing activities	(3,914)	(4,882)
Net increase/(decrease) in cash and cash equivalents	607	1,021
Cash and cash equivalents at the beginning of the period	3,147	3,194
Effect of foreign exchange rates	47	(156)
Cash and cash equivalents at the end of the period	3,801	4,059
Unilever Group [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from operating activities	2,406	2,185
Net cash flow from /(used in) investing activities	(1,441)	(460)
Net cash flow from/(used in) financing activities	(395)	138
Net increase/(decrease) in cash and cash equivalents	570	1,863
Cash and cash equivalents at the beginning of the period	3,169	3,198
Effect of foreign exchange rates	72	(201)
Cash and cash equivalents at the end of the period	3,811	4,860
Eliminations [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from /(used in) investing activities	570	642
Net cash flow from/(used in) financing activities	€ (570)	€ (642)